Bank Credit Lines and Loan Facilities - Schedule of Principal payments (Details) - Senior Secured Term Loan - Senior Secured Term Loan - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Debt Instrument [Line Items]
Periodic principal payment	$ 250,000	$ 300,000	$ 150,000	$ 250,000	$ 200,000	$ 200,000	$ 100,000	$ 300,000
Total	$ 950,000				$ 800,000